SHORT TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT TERM AND LONG-TERM DEBT
NOTE 9:	SHORT TERM AND LONG-TERM DEBT

On December 17, 2018, the Company, executed a new loan facility, in the amount of $25,000. Proceeds of the loan facility were applied to refinancing of the existing debt as well as the debt of Undertone. Principal on the loan is payable in twelve equal quarterly instalments beginning March 2019 and maturing on December 31, 2021. The interest on the loan is at the rate of three-month LIBOR plus 5.7% per annum, payable quarterly. The credit facility is secured by liens on the assets of ClientConnect and Undertone and is guaranteed by Perion and Undertone. Each such guarantee is limited to $33 million. Financial covenants for the loan facility are tested at the level of Perion on a consolidated basis. As of December 31, 2019, the Company meets all of its covenants.

As of December 31, 2019, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2020	$8,333
2021	8,333

Present value of principal payments	16,666
Less: current portion	(8,333)

Long-term debt	$8,333